Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
19.	Inventories

Million US dollar	31 December 2020	31 December 2019
Prepayments	92	105
Raw materials and consumables	2 499	2 478
Work in progress	439	405
Finished goods	1 256	1 257
Goods purchased for resale	197	182

Inventories	4 482	4 427
Inventories other than work in progress
Inventories stated at net realizable value	214	171
The cost of inventories recognized as an expense in 2020 amounts to 19 634m US dollar, included in cost of sales (2019: 20 362m US dollar; 2018: 19 933m US dollar).
Impairment losses on inventories recognized in 2020 amount to 117m US dollar. The impairment loss includes the write off of obsolete work in progress and finished goods as a result of the
COVID-19
pandemic (2019: 59m US dollar; 2018: 72m US dollar).